STOCK PURCHASE WARRANTS AND OPTIONS	9 Months Ended
Sep. 30, 2013
Notes
STOCK PURCHASE WARRANTS AND OPTIONS

NOTE 4 - STOCK PURCHASE WARRANTS AND OPTIONS

A summary of the Company’s warrant activity during the periods ended September 30, 2013 and December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2011	16,020,366	$2.53	2.78	$33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,415,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)

Balance Outstanding, December 31, 2012	19,807,876	1.63	7.04	$32,194,216
Granted	--	--	--
Exercised	(4,893,484)	(0.78)	--
Granted	4,517,500	3.00	0.50
Granted	430,902	1.75	5.00
Granted	3,600,000	2.15	10.00
Granted	3,000,000	0.01	10.00
Granted	1,400,000	0.01	10.00
Granted	2,400,000	2.90	10.00
Granted	1,000,000	1.00	10.00
Balance Outstanding September 30, 2013	31,262,794	$1.92	7.42	$59,107,807
Exercisable, September 30, 2013	19,772,627	$2.07	7.42	$40,828,632

A summary of the Company’s warrant activity during the periods ended September 30, 2013 and December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Granted	52,720	1.37	10
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	1.58	8.2	$1,520,695
Granted	10,000	2.30
Exercised	(6,751)	1.57	10
Granted	100,000	2.90
Balance Outstanding, September 30, 2013	1,064,761	$1.71	7.50	$1,542,465
Exercisable, September 30, 2013	374,803	$1.59	7.50	$634,644